RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)			12 Months Ended
	Jun. 20, 2023	Apr. 18, 2023	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Loan repaid				$ 249,076
Prepaid expenses			798,851	170,922
Mr. Heng Fei Yang [Member]
Related Party Transaction [Line Items]
Total loan proceeds			644,366	130,943
Loan repaid			0	78,281
Outstanding loan balance			734,095	97,138
Suzhou Aixi Health Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale value		$ 253,000
Prepaid expenses				155,135
Advances from customers			0	155,135
Account receivable			14,632	0
Revenues			587,144	0
Shanghai Shengji Trade Co., Ltd. [Member]
Related Party Transaction [Line Items]
Sale value	$ 253,000
Advances from customers			0	211,784
Revenues			$ 56,291	0
Shanghai Shengji Trading Co., Ltd. [Member]
Related Party Transaction [Line Items]
Prepaid expenses				$ 211,784